UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Dryden Global Total Return Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 10/31/2009

Date of reporting period: 4/30/2009

Item 1 – Reports to Stockholders

APRIL 30, 2009	SEMIANNUAL REPORT

Dryden Global Total Return Fund, Inc.

FUND TYPE

Global/international bond

OBJECTIVE

Total return made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual report, which includes an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Global Total Return Fund, Inc.

Dryden Global Total Return Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Global Total Return Fund, Inc. is total return made up of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares). Gross operating expenses: Class A, 1.62%; Class B, 2.32%; Class C, 2.32%; Class Z, 1.32%. Net operating expenses apply to: Class A, 1.36%; Class B, 2.11%; Class C, 1.86%; Class Z, 1.11%, after voluntary and contractual reduction. The contractual reduction is through 2/28/2010.

Cumulative Total Returns as of 4/30/09
	Six Months	One Year	Five Years	Ten Years
Class A	8.07%	–9.53%	12.69%	36.91%
Class B	7.49	–10.22	8.47	27.91
Class C	7.67	–10.00	9.74	29.95
Class Z	8.17	–9.28	14.14	40.38
Citigroup WGBI–Unhedged[1]	5.77	–0.49	31.03	75.77
Lipper Average[2]	5.79	–7.01	18.04	59.70

Average Annual Total Returns[3] as of 3/31/09
		One Year	Five Years	Ten Years
Class A		–17.65%	–0.14%	2.45%
Class B		–18.49	–0.11	2.24
Class C		–15.03	0.28	2.40
Class Z		–13.52	1.04	3.18
Citigroup WGBI–Unhedged[1]		–3.75	4.63	5.79
Lipper Average[2]		–10.01	2.14	4.60

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Distributions and Yields as of 4/30/09
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.18	4.37%
Class B	0.16	3.84
Class C	0.17	4.11
Class Z	0.19	4.80

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Citigroup World Government Bond Index (WGBI)–Unhedged is a market capitalization-weighted index consisting of the government bond markets of 23 countries that are selected based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year.

2The Lipper Global Income Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States.

3The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns, distributions, and yields in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for Citigroup WGBI–Unhedged would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/09
Japanese Government Bonds, 0.80%, 12/20/12	4.3%
Italian Government Bonds, 4.25%, 04/15/13	2.6
Japanese Government Bonds, 0.80%, 03/20/13	2.6
Italian Government Bonds, 6.00%, 05/1/31	2.3
Japanese Government Bonds, 1.10%, 09/20/12	2.0

Holdings are subject to change.

Dryden Global Total Return Fund, Inc.	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2008, at the beginning of the period, and held through the six-month period ended April 30, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

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Hypothetical Example for Comparison Purposes

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Global Total Return Fund, Inc.		Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,080.70	1.36%	$7.02
	Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80

Class B	Actual	$1,000.00	$1,074.90	2.11%	$10.86
	Hypothetical	$1,000.00	$1,014.33	2.11%	$10.54

Class C	Actual	$1,000.00	$1,076.70	1.86%	$9.58
	Hypothetical	$1,000.00	$1,015.57	1.86%	$9.30

Class Z	Actual	$1,000.00	$1,081.70	1.11%	$5.73
	Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2009, and divided by 365 days to reflect the six-month period. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Dryden Global Total Return Fund, Inc.	5

Portfolio of Investments

as of April 30, 2009 (Unaudited)

Principal Amount (000)		Description	Value (Note 1)

	LONG-TERM INVESTMENTS 98.0%

	Australia 0.7%
AUD	1,240	GE Capital Australia Funding, M.T.N., 6.00%, 4/15/15	$688,487

	Brazil 1.5%
BRL	1,000	Banco Bradesco SA, 14.80%, 1/4/10	465,977
	2,850	Cia Energetica de Sao Paulo, 144A, M.T.N., 9.75%, 1/15/15	1,077,849

			1,543,826

	Colombia 0.1%
COP	345,000	Republic of Colombia, 9.85%, 6/28/27	166,137

	Denmark 0.9%
DKK	5,000	Denmark Government Bond, 4.00%, 11/15/17	921,245

	Eurobonds 15.6%
EUR	300	American International Group, Inc., 4.875%, 3/15/67(d)	7,939
	1,150	Belgium Government Bond, 4.00%, 3/28/17	1,556,882
	150	Citigroup, Inc., M.T.N., 4.75%, 5/31/17(d)	107,296
	100	Deutsche Bundesrepublik, 3.75%, 1/4/19	138,342
	370	5.50%, 1/4/31	581,685
	465	4.00%, 1/4/37	616,374
	300	Fortis Bank, 6.50%, 9/29/49(d)	218,312
	600	French Government Bonds, 5.75%, 10/25/32	973,083
	410	4.00%, 10/25/38	532,675
	1,000	Hellenic Republic Government Bonds, 4.00%, 8/20/13	1,318,418
	570	4.30%, 7/20/17	718,375

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	7

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	Eurobonds (cont’d.)
EUR	2,000	Italian Government Bonds, 4.25%, 4/15/13	$2,774,569
	530	4.00%, 2/1/17	716,349
	1,130	4.50%, 2/1/18	1,558,871
	1,625	6.00%, 5/1/31	2,383,727
	500	Netherlands Government Bond, 4.00%, 7/15/18	682,753
	500	Portugal Obrigacoes do Tesouro OT 4.45%, 6/15/18	676,588
	560	Spanish Government Bond, 5.75%, 7/30/32	871,660

			16,433,898

	Hungary 2.8%
HUF	267,690	Hungary Government Bonds, 6.00%, 10/12/11	1,108,055
	130,000	5.50%, 2/12/14	488,552
	264,700	8.00%, 2/12/15	1,081,155
	80,000	6.50%, 6/24/19	279,336

			2,957,098

	Japan 14.4%
JPY	200,000	Japanese Government Bonds, 1.10%, 9/20/12	2,062,590
	440,000	0.80%, 12/20/12	4,488,513
	265,000	0.80%, 3/20/13	2,700,036
	79,000	2.10%, 9/20/24	819,995
	140,000	2.30%, 3/20/26	1,478,925
	104,050	1.70%, 6/20/33	962,300
	94,000	2.50%, 9/20/37	1,021,620
	184,260	Japanese Government CPI Linked Bond, 1.40%, 6/10/18	1,636,144

			15,170,123

	Norway 0.2%
NOK	1,470	Norwegian Government & Sovereign Bond, 5.00%, 5/15/15	242,169

See Notes to Financial Statements.

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Principal Amount (000)		Description	Value (Note 1)

	Poland 1.1%
PLN	2,240	Poland Government Bonds, 4.25%, 5/24/11	$653,085
	1,780	6.25%, 10/24/15	541,153

			1,194,238

	Sweden 0.4%
SEK	2,860	Sweden Government Bond, 6.75%, 5/5/14	426,738

	Turkey 3.0%
TRY	2,000	Turkey Government Bonds, 14.00%, 1/19/11	1,275,426
	2,953	10.00%, 2/15/12	1,859,290

			3,134,716

	United Kingdom 5.0%
GBP	410	International Nederland Bank NV, M.T.N., 7.00%, 10/5/10	617,448
	140	QBE Insurance Group Ltd., 10.00%, 3/14/14	210,041
	450	United Kingdom Treasury Bonds, 5.00%, 3/7/12	721,437
	470	4.50%, 3/7/13	750,490
	95	6.00%, 12/7/28	172,582
	1,220	4.75%, 12/7/30	1,904,854
	425	4.25%, 6/7/32	623,413
	190	4.75%, 12/7/38	299,497

			5,299,762

	United States 52.3%

	Asset Backed Securities 1.8%
USD	600	Bank of America Credit Card Trust, Series 2006-A15, Class A15 0.451%, 4/15/14(d)	565,389
	240	Bear Stearns Asset Backed Securities Trust, Series 2005-HE11, Class M1, 0.87%, 11/25/35(d)	44,965
	500	Citibank Credit Card Issuance Trust, Series 2005-A3, Class A3, 0.51%, 4/24/14(d)	458,195

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	9

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	Asset Backed Securities (cont’d.)
USD	400	HFC Home Equity Loan Asset Backed Certificates, Series 2007-2, Class A4, 0.747%, 7/20/36(d)	$120,037
	416	Home Equity Asset Trust, Series 2005-5, Class 2A2, 0.688%, 11/25/35(d)	373,534
	200	MBNA Credit Card Master Note Trust, Series 2006-C1, Class C1, 0.871%, 7/15/15(d)	111,907
	269	Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1, 5.181%, 9/25/34	163,667
	268	Saxon Asset Securities Trust, Series. 2004-2, Class MF1, 5.50%, 8/25/35	87,790

			1,925,484

	Bank Loans 4.7%
	82	Capital Safety Group Ltd., Bank Loans(c)(d), 2.4275%, 7/20/15	63,025
	218	3.1775%, 7/20/16	167,976
	300	Davita, Inc., Bank Loan 2.197%, 10/5/12(c)(d)	280,781
	396	Domtar Corp., Bank Loan 1.8444%, 3/5/14(c)(d)	346,725
	297	Enterprise Group Holdings LP, Bank Loan 3.123%, 11/8/14(c)(d)	278,066
	296	First Data Corp., Bank Loan 3.189%, 9/24/14(c)(d)	215,198
	230	Flextronics International Ltd, Bank Loans(c)(d), 3.125%, 10/1/14	175,598
	66	3.3812%, 10/1/14	50,459
	177	Georgia Pacific, Bank Loan, 3.236%, 12/20/12(c)(d)	164,034
	253	HCA, Inc., Bank Loan, 3.47%, 11/18/13(c)(d)	227,866
	195	Huish Detergents, Inc., Bank Loan, 2.18%, 4/26/14(c)(d)	171,867
	344	Inverness Medical Innovations, Bank Loan, 2.781%, 6/26/14(c)(d)	314,302

See Notes to Financial Statements.

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Principal Amount (000)		Description	Value (Note 1)

	Bank Loans (cont’d.)
USD	61	Las Vegas Sands LLC, Bank Loans(c)(d), Class B, 2.18%, 5/23/14	$36,643
	28	Class DD, 2.18%, 5/23/14	16,928
	297	Metavante Corp., Bank Loan, 2.92%, 11/1/14(c)(d)	284,378
	194	Mylan, Inc., Bank Loan, 4.343%, 10/2/14(c)(d)	183,977
	146	NRG Energy, Inc., Bank Loans(c)(d), 2.62%, 2/1/13	135,867
	274	2.72%, 2/1/13	254,290
	393	PTS Acquisitions Corp., Bank Loan, 2.6775%, 4/10/14(c)(d)	270,777
	662	Royalty Pharma Finance Trust, Bank Loan, 3.47%, 4/16/13(c)(d)	620,524
	442	Sensata Technologies, Bank Loan, 2.812%, 4/27/13(c)(d)	308,327
	48	Sun Healthcare Group, Bank Loans(c)(d), 3.22%, 4/11/14	41,316
	231	3.236%, 4/11/14	197,741
	177	Sungard Data System, Inc., Bank Loan, 2.67%, 2/28/14(c)(d)	158,365

			4,965,030

	Commercial Mortgage Backed Securities 7.8%
	430	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A2, 6.2201%, 12/10/49(d)	378,065
	650	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A2, 5.589%, 9/15/40	550,698
	600	CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, 8/15/38(d)	513,805
	400	CW Capital Cobalt Ltd., Series 2007-C3, Class A3, 6.015%, 5/15/46(d)	302,361
	600	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5, 5.224%, 4/10/37(d)	515,789
	650	Series 2007-GG9, Class A2, 5.381%, 3/10/39	575,056

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	11

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	Commercial Mortgage Backed Securities (cont’d.)
USD	545	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A3A1, 4.871%, 10/15/42	$490,651
	1,000	Series 2005-LDP5, Class A4, 5.3444%, 12/15/44(d)	862,648
	650	Series 2007-LD12, Class A2, 5.827%, 2/15/51	565,363
	2,000	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A2, 5.845%, 7/15/40	1,677,044
	650	Merrill Lynch Mortgage Trust, Series 2008-C1, Class A2, 5.425%, 2/12/51	517,196
	740	Morgan Stanley Capital 1, Series 2005-IQ9, Class A4, 4.66%, 7/15/56	672,972
	650	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A2, 5.569%, 5/15/46	558,954

			8,180,602

	Corporate Bonds 29.6%
	150	Abbott Laboratories, 6.15%, 11/30/37(b)	152,019
	250	AES Corp. (The), 8.00%, 10/15/17	228,750
	350	Affiliated Computer Services, Inc., 4.70%, 6/1/10	347,375
	150	Allergan, Inc., 5.75%, 4/1/16	143,741
	220	Alliance Imaging, Inc., 7.25%, 12/15/12	217,250
	250	Allied World Insurance Holdings Ltd., 7.50%, 8/1/16	176,075
	250	Altria Group, Inc., 9.95%, 11/10/38	274,418
	300	American International Group, Inc., 5.85%, 1/16/18, M.T.N.	101,237
	250	8.25%, 8/15/18, 144A	87,900
	220	Amgen, Inc., 6.40%, 2/1/39	221,426

See Notes to Financial Statements.

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Principal Amount (000)		Description	Value (Note 1)

	Corporate Bonds (cont’d.)
USD	225	Anheuser-Busch InBev Worldwide, Inc., 144A, 8.20%, 1/15/39	$225,453
	250	ArcelorMittal, 6.125%, 6/1/18	201,465
	400	Ashtead Holdings PLC, 144A, 8.625%, 8/1/15	258,000
	250	AT&T, Inc., 5.80%, 2/15/19	254,190
	400	Axis Capital Holdings Ltd., 5.75%, 12/1/14	302,585
	400	Bank of America Corp., 4.75%, 8/15/13	333,466
	200	Bear Stearns Cos., Inc., (The), 7.25%, 2/1/18	204,244
	60	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	63,172
	50	6.50%, 4/1/19	54,309
	300	Blount, Inc., 8.875%, 8/1/12	291,000
	130	Boeing Co. (The), 6.875%, 3/15/39	135,493
	75	Bottling Group LLC, 5.125%, 1/15/19	76,169
	500	British Telecommunications PLC (United Kingdom), 8.625%, 12/15/10	522,511
	100	Canadian Pacific Railway Co., 6.50%, 5/15/18	88,578
	115	Capital One Financial Corp., 6.15%, 9/1/16	69,481
	125	Caterpillar Financial Services Corp., 7.15%, 2/15/19	122,701
	350	Centennial Communications Corp., 10.125%, 6/15/13	363,125
	200	CenterPoint Energy Resources Corp., 6.625%, 11/1/37	135,982
	125	Chubb Corp.(b), 5.75%, 5/15/18	123,558
	100	6.50%, 5/15/38	91,522
	100	Cisco Systems, Inc., 5.90%, 2/15/39	94,641

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	13

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	Corporate Bonds (cont’d.)
USD	600	Citigroup, Inc., 6.50%, 8/19/13	$547,563
	300	Citizens Communications Co., 9.00%, 8/15/31	238,500
	400	CMS Energy Corp., 8.50%, 4/15/11	408,418
	250	ConAgra Foods, Inc., 7.00%, 4/15/19	265,622
	720	Continental Airlines, Inc., 7.487%, 10/2/10(c)	676,799
	360	Coventry Health Care, Inc., 6.125%, 1/15/15	264,663
	100	Covidien International Finance SA, 6.55%, 10/15/37	98,700
	500	CRH America, Inc., 5.625%, 9/30/11	450,453
	110	8.125%, 7/15/18	91,740
	215	CVS Caremark Corp., 5.75%, 6/1/17	216,091
	300	CVS Corp., 4.00%, 9/15/09	300,722
	272	Delta Air Lines, Inc., 6.821%, 8/10/22	202,840
	255	Diageo Capital PLC, 5.20%, 1/30/13	262,981
	350	Duke Energy Corp., 6.30%, 2/1/14	369,090
	440	Duke Energy Field Services LLC, 7.875%, 8/16/10	447,927
	600	Duke Realty LP, 5.625%, 8/15/11	526,381
	850	Embarq Corp., 7.082%, 6/1/16	815,999
	260	EnCana Corp., 5.90%, 12/1/17	256,146
	100	Energy Transfer Partners LP, 9.00%, 4/15/19	109,122
	125	7.50%, 7/1/38	110,965
	250	EOG Resources, Inc., 6.875%, 10/1/18	270,687

See Notes to Financial Statements.

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Principal Amount (000)		Description	Value (Note 1)

	Corporate Bonds (cont’d.)
USD	75	Erac USA Finance Co., 144A 6.20%, 11/1/16(c)(f) (original cost $74,869; date purchased 4/24/06)	$56,410
	250	Felcore Lodging LP, 4.4425%, 12/1/11(d)	142,500
	139	Fideicomiso Petacalco, 144A, 10.16%, 12/23/09(c)	141,259
	325	First Data Corp., 9.875%, 9/24/15	224,656
	200	Frontier Communications Corp., 8.25%, 5/1/14	196,500
	250	GameStop Corp./ GameStop, Inc., 8.00%, 10/1/12	253,750
	488	Gazprom International SA, 7.201%, 2/1/20	439,978
	95	General Mills, Inc., 5.65%, 2/15/19	96,992
	250	Goldman Sachs Group, Inc. (The), 6.65%, 5/15/09(b)	250,411
	160	7.50%, 2/15/19	164,180
	300	6.75%, 10/1/37	228,678
	360	Graphic Packaging International, Inc., 8.50%, 8/15/11	351,900
	100	Halliburton Co., 7.45%, 9/15/39	105,619
	200	HCA, Inc., PIK, 9.625%, 11/15/16	185,500
	295	Hess Corp., 7.00%, 2/15/14	319,891
	150	Hewlett-Packard Co., 6.50%, 7/1/12	163,913
	150	Hospira, Inc., 5.55%, 3/30/12	148,283
	275	International Lease Finance Corp., M.T.N. 6.625%, 11/15/13	171,725
	50	Jabil Circuit, Inc., Sr. Notes, 5.875%, 7/15/10	47,500
	200	John Deere Capital Corp., 5.25%, 10/1/12(b)	204,947
	150	JPMorgan Chase & Co., 6.00%, 1/15/18	145,835
	200	6.30%, 4/23/19	196,809

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	15

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	Corporate Bonds (cont’d.)
USD	100	Kinder Morgan Energy Partners LP, 5.85%, 9/15/12	$99,830
	300	Koninklijke (Royal) KPN NV (Netherlands), 8.00%, 10/1/10	314,649
	300	Koppers, Inc., 9.875%, 10/15/13	288,000
	125	Kraft Foods, Inc., 6.875%, 2/1/38	122,755
	250	6.875%, 1/26/39	246,077
	100	Lehman Brothers Holdings, Inc., M.T.N., 6.875%, 5/2/18(e)	14,875
	70	Liberty Mutual Group, 144A, 7.50%, 8/15/36	44,080
	80	Lincoln National Corp., 6.15%, 4/7/36	44,809
	200	Marathon Oil Corp., 6.50%, 2/15/14	207,519
	65	Merrill Lynch & Co., Inc., 6.05%, 8/15/12	59,786
	600	5.45%, 2/5/13(b)	525,326
	100	MetLife, Inc., 7.717%, 2/15/19	100,301
	120	MUFG Capital Finance 1 Ltd., 6.346%, 7/25/49(d)	94,647
	250	Nalco Co., 7.75%, 11/15/11	252,500
	250	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	293,075
	140	New Cingular Wireless Services, Inc., Notes, 8.125%, 5/1/12(b)	154,700
	110	Newfield Exploration Co., 6.625%, 4/15/16	99,550
	300	Nokia OYJ, 5.375%, 5/15/19	297,225
	40	Norampac, Inc., 6.75%, 6/1/13	28,000
	400	Northern Rock PLC, 144A, 6.594%, 6/29/49(d)	68,500
	75	Northwest Pipeline GP, 6.05%, 6/15/18	69,662

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Principal Amount (000)		Description	Value (Note 1)

	Corporate Bonds (cont’d.)
USD	250	Novartis Capital Corp., 4.125%, 2/10/14	$259,114
	315	Orion Power Holdings, Inc., 12.00%, 5/1/10	329,175
	100	Peco Energy Co., 5.35%, 3/1/18	96,423
	100	PepsiAmericas, Inc., 4.375%, 2/15/14	99,530
	250	PepsiCo., Inc., 7.90%, 11/1/18	301,718
	250	Pfizer, Inc., 6.20%, 3/15/19(b)	268,686
	300	Philip Morris International, Inc., 4.875%, 5/16/13(b)	310,356
	200	Pioneer Natural Resources Co., 6.875%, 5/1/18	170,080
	50	Public Service Co. of New Mexico, 7.95%, 5/15/18	46,000
	200	Qwest Capital Funding, Inc., 7.00%, 8/3/09	200,000
	250	Qwest Corp., 7.875%, 9/1/11	248,125
	200	8.875%, 3/15/12	203,000
	200	8.375%, 5/1/16, 144A	199,000
	190	Rainbow National Services LLC, 144A, 10.375%, 9/1/14	197,600
	247	Realogy Corp., PIK, 11.00%, 4/15/14	45,006
	500	Resona Bank Ltd., 144A, 5.85%, 9/29/49(d)	278,300
	300	Reynolds American, Inc., 6.75%, 6/15/17	269,641
	125	Roche Holdings, Inc., 144A 6.00%, 3/1/19	129,969
	125	7.00%, 3/1/39	135,793
	145	Rogers Communications, Inc., 6.80%, 8/15/18	151,946
	380	RSHB Capital SA for OJSC Russian Agricultural Bank, 144A, 7.125%, 1/14/14	327,522
	175	Schering-Plough Corp., 6.55%, 9/15/37	174,937

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	17

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	Corporate Bonds (cont’d.)
USD	250	Senior Housing Properties Trust, 7.875%, 4/15/15	$218,750
	250	Service Corp. International, 7.00%, 6/15/17	224,375
	300	Shaw Communications, Inc., 8.25%, 4/11/10	304,875
	350	Simon Property Group LP, 5.30%, 5/30/13	312,668
	510	SLM Corp., M.T.N., 8.45%, 6/15/18	310,632
	100	StatoilHydro ASA, 3.875%, 4/15/14	101,365
	800	Sumitomo Mitsui Banking Corp., 144A, 5.625%, 7/29/49(d)	635,797
	300	SunTrust Banks, Inc., 5.25%, 11/5/12(b)	285,006
	250	Target Corp., 7.00%, 1/15/38(b)	236,150
	275	Tesco PLC, 144A, 6.15%, 11/15/37	256,787
	100	Textron, Inc. 5.60%, 12/1/17	67,508
	300	Thomson Corp., (The), 5.70%, 10/1/14	295,187
	300	Time Warner Cable, Inc., 8.75%, 2/14/19	337,251
	300	TNK-BP Finance SA, 144A, 7.50%, 7/18/16(f) (original cost $298,878; date purchased 7/13/06)	220,500
	300	TransCanada Pipelines Ltd., 7.25%, 8/15/38	313,006
	150	Transocean, Inc., 6.80%, 3/15/38	143,571
	90	Tyson Foods, Inc., 7.85%, 4/1/16	81,625
	140	United Airlines, Inc., 6.636%, 7/2/22	94,965
	200	United States Steel Corp., 5.65%, 6/1/13	160,597
	235	UnitedHealth Group, Inc., 6.625%, 11/15/37	194,414

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Principal Amount (000)		Description	Value (Note 1)

	Corporate Bonds (cont’d.)
USD	85	Verizon Communications, Inc., 6.40%, 2/15/38	$79,184
	175	8.95%, 3/1/39	211,046
	90	Viacom, Inc., 6.875%, 4/30/36	73,393
	75	6.75%, 10/5/37	58,703
	250	Wachovia Bank NA, 6.60%, 1/15/38	196,700
	225	Walgreen Co., 5.25%, 1/15/19	223,800
	300	Williams Cos., Inc., 7.875%, 9/1/21	296,250
	160	Wyeth, 6.50%, 2/1/34	161,953
	100	XTO Energy, Inc., 6.375%, 6/15/38	94,032

			31,188,358

	Emerging Market Bond 0.3%
	260	Empresa Nacional de Electricidad SA (Chile), 8.35%, 8/1/13	288,048

	Mortgage Backed Security 0.5%
	468	Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	485,089

	Municipal Bonds 0.7%
	75	California St. Build America Bonds. Txb. Var. Purp. G.O., 7.50%, 4/1/34	77,804
	150	California St.Taxable. Var. Purp. G.O., 5.45%, 4/1/15	156,717
	100	New Jersey St. Tpk. Auth. Tpk. Rev. Build America. Bds. Taxabable. Ser. F. Issuer Subsidy. Rev. 7.414%, 1/1/40	108,955
	250	Salt River Proj. Ariz. Agric. Impt. & Pwr. Elec. Sys. Rev., Ser. A, 5.00%, 1/1/39	253,430
	130	University Calif. Rev., Ser. O, 5.25%, 5/15/39	130,098

			727,004

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	19

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Principal Amount (000)		Description	Value (Note 1)

	Sovereign Bonds 4.5%
USD	1,000	Republic of Colombia, 10.00%, 1/23/12	$1,147,499
	600	Republic of Mexico, 5.625%, 1/15/17	599,100
	300	Republic of Panama, 7.25%, 3/15/15	321,750
	1,000	7.125%, 1/29/26	999,999
	480	Republic of Russia, 7.50%, 3/31/30	467,270
	1,000	Republic of South Africa, 7.375%, 4/25/12	1,062,499
	300	Republic of Venezuela, 9.25%, 9/15/27	194,550

			4,792,667

	Structured Notes 0.2%
	226	Dow Jones CDX HY, Series 5-T3, 144A, 8.25%, 12/29/10	218,556

	United States Government Agency Security 1.8%
	1,875	Federal Home Loan Mortgage Corp., 2.50%, 4/23/14	1,872,164

	United States Government Obligations 0.4%
	140	United States Treasury Notes, 1.75%, 3/31/14	138,425
	375	2.75%, 2/15/19	363,221

			501,646

		Total United States investments	55,144,648

		Total long-term investments (cost $109,341,364)	103,323,085

	SHORT-TERM INVESTMENTS 1.1%

Shares

	Affiliated Money Market Mutual Fund 0.2%
	224,334	Dryden Core Investment Fund - Taxable Money Market Series(a) (cost $224,334)	224,334

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Notional Amount (000)			Description	Value (Note 1)

	OUTSTANDING OPTIONS PURCHASED 0.9%

	Call Options 0.5%
EUR	2,579		Euro, Japanese Yen, expiring 7/21/09 @ 162.50	$34
ISK	16,483		Iceland Krona/Japanese Yen, expiring 7/3/09 @ 1.23	767
NZD	1,747		New Zealand Dollar/Japanese Yen, expiring 7/15/09 @ 75.50	401
USD	2,500		United States Dollar/Japanese Yen, expiring 5/8/09 @ 102	1,100
	2	(g)	United States Bond Future Options, expiring 5/22/09 @ 124	2,594
	2,598		United States Dollar/Japanese, expiring 8/17/09 @ 107.8	10,087
	1,957		United States Dollar/Mexican Nuevo Peso, expiring 6/16/09 @ 10.775	20
	4,044		United States Dollar/Swiss Franc, expiring 5/1/09 @ 1.04	312,664
	2,626		United States Dollar/Swiss Franc, expiring 8/7/09 @ 1.056	201,533

			Total call options	529,200

	Put Options 0.4%
AUD	1,484		Australian Dollar/Japanese Yen expiring 8/12/09 @ 90.55	292,583
EUR	837		Euro/Norwegian Krone, expiring 6/16/09 @ 8.1255	709
	829		Euro/Romanian New Lei, expiring 7/7/09 @ 3.812	11
	898		Euro/Australian Dollar, expiring 9/10/09 @ 1.7805	30,532
	854		Euro/Hungarian Forint, expiring 8/6/09 @ 243	520
	853		Euro/Polish New Zloty, expiring 8/6/09 @ 3.275	11
CHF	1,398		Swiss Franc/Romanian New Lei expiring 8/5/09 @ 2.32	12
USD	3,370		United States Dollar/Singapore Dollar, expiring 5/1/09 @ 1.339	34
	1,000		United States Dollar/Russian Rouble, expiring 6/25/09 @ 24.08	10
	1,000		United States Dollar/Argentine Peso, expiring 6/25/09 @ 3.406	452
	1,000		United States Dollar/Indian Rupee, expiring 6/25/09 @ 44.65	417
	1,970		United States Dollar/Brazilian Real, expiring 6/29/09 @ 1.7505	52
	1,000		United States Dollar/Colombian Peso, expiring 7/1/09 @ 2,047	640
	1,000		United States Dollar/Chilean Peso, expiring 8/6/09 @ 525.85	4,545
	1,327		United States Dollar/Mexican Nuevo Peso, expiring 8/6/09 @ 10.463	13
	6,000		United States Dollar/New Turkish Lira, expiring 8/6/09 @ 1.334	4,065
	1,306		United States Dollar/Indian Rupee, expiring 8/6/09 @ 43.4315	444
	1,315		United States Dollar/Indonesian Rupiah, expiring 8/16/09 @ 9,645	13
	1,301		United States Dollar/Malaysian Ringgit, expiring 8/12/09 @ 3.316	247
	1,286		United States Dollar/Brazilian Real, expiring 8/27/09 @ 1.77	617
	1,067		United States Dollar/New Turkish Lira, expiring 10/29/09 @ 1.754	95,370

			Total put options	431,297

			Total options purchased (cost $2,364,884)	960,497

			Total short-term investments (cost $2,589,218)	1,184,831

			Total Investments, Before Options Written 99.1% (cost $111,930,582; Note 5)	104,507,916

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	21

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Notional Amount (000)		Description	Value (Note 1)

	OUTSTANDING OPTIONS WRITTEN (0.3)%

	Put Options
AUD	1,484	Australian Dollar/Japanese Yen expiring 8/12/09 @ 90.55	$(292,583)
USD	500	United States Dollar/Colombian Peso, expiring 7/1/09 @ 2,047	(320)
	1,000	United States Dollar/Indian Rupee, expiring 6/25/09 @ 44.65	(417)
	1,306	United States Dollar/Indian Rupee, expiring 8/6/09 @ 43.4315	(444)
	1,315	United States Dollar/Indonesian Rupiah, expiring 8/6/09 @9,645	(14)

		Total options written (premiums received $249,865)	(293,778)

		Total Investments, Net of Outstanding Options Written 98.8% (cost $111,680,717)	104,214,138
		Other assets in excess of liabilities(h) 1.2%	1,209,321

		Net Assets 100.0%	$105,423,459

Portfolio securities are classified according to the security’s currency denomination. The following abbreviations are used in the portfolio descriptions:

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

ISK—Icelandic Krona

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Nuevo Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

PHP—Philippine Peso

PLN—Polish New Zloty

RON—Romanian New Lei

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thailand Baht

TRY—New Turkish Lira

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

CPI—Consumer Price Index

G.O.—General Obligation

M.T.N.—Medium Term Note

PIK—Payment-In-Kind

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(b)	All or partial principal amount segregated as initial margin on financial futures contracts.
(c)	Indicates a security that has been deemed illiquid.
(d)	Variable rate instrument.
(e)	Represents issuer in default on interest payments; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $373,747. The aggregate market value of $276,910 is approximately 0.3% of net assets.
(g)	Amount is actual; not rounded to thousands.
(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, currency swaps, credit default swaps and interest rate swap agreements of:

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	23

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Open futures contracts outstanding as of April 30, 2009:

Number of Contracts	Types	Expiration Date	Value at April 30, 2009	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
2	2-Yr. U.S. T-Notes	Jun. 09	$435,094	$434,627	$467
11	JPN 10 Yr. Bond	Jun. 09	15,279,761	15,469,664	(189,903)
8	Long Gilt	Jun. 09	1,427,282	1,434,801	(7,519)
10	Euro-Buxl 30 Yr.	Jun. 09	1,299,286	1,317,472	(18,186)
17	CAN 10 Yr. Bond	Jun. 09	1,764,678	1,781,605	(16,927)
25	Euro-Bund	Jun. 09	4,052,990	4,103,157	(50,167)
47	Euro-BOBL	Jun. 09	7,212,305	7,258,378	(46,073)
61	Euro-Schatz	Jun. 09	8,721,031	8,745,559	(24,528)
	Short Positions:
23	CBT Long Bond	Jun. 09	2,818,938	2,898,128	79,190
54	10-Yr. U.S. T-Notes	Jun. 09	6,530,625	6,669,491	138,866
37	5-Yr. U.S. T-Notes	Jun. 09	4,334,203	4,361,354	27,151

					$(107,629)

Forward foreign currency exchange contracts outstanding as of April 30, 2009:

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2009	Unrealized Appreciation	Unrealized (Depreciation)
Argentine Peso,
Expiring 06/25/09	ARS	519,552	$135,300	$133,769	$—	$(1,531)
Expiring 06/25/09	ARS	327,148	85,585	84,231	—	(1,354)
Expiring 09/23/09	ARS	1,624,609	437,900	385,625	—	(52,275)
Australian Dollar,
Expiring 05/20/09	AUD	37,200	26,653	26,997	344	—
Expiring 05/20/09	AUD	1,040,161	745,244	754,869	9,625	—
Expiring 05/20/09	AUD	155,644	110,000	112,955	2,955	—
Expiring 05/20/09	AUD	220,272	158,100	159,856	1,756	—
Brazilian Real,
Expiring 05/26/09	BRL	350,032	156,600	158,726	2,126	—
Expiring 05/26/09	BRL	4,970,669	2,209,186	2,253,997	44,811	—
Expiring 07/01/09	BRL	511,559	268,535	230,079	—	(38,456)
British Pound,
Expiring 05/26/09	GBP	107,057	157,061	158,370	1,309	—
Expiring 05/26/09	GBP	107,000	156,977	158,284	1,307	—
Expiring 05/26/09	GBP	1,181,968	1,715,750	1,748,483	32,733	—

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2009	Unrealized Appreciation	Unrealized (Depreciation)
Canadian Dollar,
Expiring 05/19/09	CAD	2,371,790	$1,968,536	$1,987,726	$19,190	$—
Expiring 05/19/09	CAD	381,716	315,200	319,904	4,704	—
Expiring 05/19/09	CAD	190,525	158,100	159,673	1,573	—
Chilean Peso,
Expiring 06/08/09	CLP	170,841,221	293,300	293,414	114	—
Expiring 06/08/09	CLP	128,472,000	219,610	220,647	1,037	—
Chinese Yuan Renminbi,
Expiring 05/21/09	CNY	1,760,270	268,600	258,296	—	(10,304)
Expiring 05/21/09	CNY	3,752,153	576,766	550,577	—	(26,189)
Expiring 07/20/09	CNY	3,938,060	611,500	579,382	—	(32,118)
Expiring 08/06/09	CNY	759,275	110,000	111,795	1,795	—
Expiring 08/06/09	CNY	758,585	109,900	111,693	1,793	—
Expiring 08/24/09	CNY	8,580,312	1,289,400	1,264,327	—	(25,073)
Expiring 08/24/09	CNY	2,136,163	321,300	314,768	—	(6,532)
Colombian Peso,
Expiring 06/02/09	COP	675,666,720	261,400	293,441	32,041	—
Expiring 06/02/09	COP	248,020,500	102,700	107,715	5,015	—
Expiring 06/02/09	COP	245,760,000	102,400	106,733	4,333	—
Expiring 09/23/09	COP	415,567,800	187,700	178,109	—	(9,591)
Expiring 09/23/09	COP	690,340,200	269,138	295,874	26,736	—
Expiring 11/13/09	COP	262,141,800	107,700	111,921	4,221	—
Czech Koruna,
Expiring 05/22/09	CZK	3,106,030	154,425	153,492	—	(933)
Euro,
Expiring 05/05/09	EUR	41,652	60,429	55,108	—	(5,321)
Expiring 05/07/09	EUR	180,900	265,389	239,343	—	(26,046)
Expiring 05/22/09	EUR	119,400	154,442	157,966	3,524	—
Expiring 05/22/09	EUR	117,800	154,759	155,849	1,090	—
Expiring 05/22/09	EUR	201,800	265,199	266,981	1,782	—
Expiring 05/22/09	EUR	198,600	263,141	262,748	—	(393)
Expiring 05/26/09	EUR	120,600	156,665	159,551	2,886	—
Expiring 05/26/09	EUR	121,000	157,184	160,081	2,897	—
Expiring 05/26/09	EUR	11,609,289	15,112,217	15,358,857	246,640	—
Expiring 05/26/09	EUR	320,564	418,500	424,099	5,599	—
Expiring 05/26/09	EUR	239,665	313,900	317,072	3,172	—
Expiring 05/26/09	EUR	197,700	261,736	261,553	—	(183)
Expiring 05/26/09	EUR	198,651	263,300	262,811	—	(489)
Expiring 05/26/09	EUR	158,800	210,403	210,089	—	(314)
Expiring 05/26/09	EUR	41,652	55,172	55,104	—	(68)
Expiring 09/14/09	EUR	359,280	503,704	475,139	—	(28,565)

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	25

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2009	Unrealized Appreciation	Unrealized (Depreciation)
Hungarian Forint,
Expiring 05/22/09	HUF	36,175,431	$156,251	$165,124	$8,873	$—
Icelandic Krona,
Expiring 05/29/09	ISK	15,913,575	198,300	123,240	—	(75,060)
Expiring 05/29/09	ISK	3,313,035	39,800	25,657	—	(14,143)
Expiring 05/29/09	ISK	10,865,725	128,765	84,148	—	(44,617)
Indian Rupee,
Expiring 05/05/09	INR	18,921,756	373,800	377,980	4,180	—
Expiring 05/05/09	INR	10,610,120	214,000	211,947	—	(2,053)
Expiring 06/19/09	INR	10,796,460	206,000	214,698	8,698	—
Expiring 06/29/09	INR	21,792,810	484,500	432,937	—	(51,563)
Expiring 06/29/09	INR	5,232,664	104,800	103,952	—	(848)
Expiring 06/29/09	INR	7,921,096	156,900	157,361	461	—
Expiring 06/29/09	INR	29,531,876	580,993	586,682	5,689	—
Expiring 08/10/09	INR	19,756,770	437,000	391,212	—	(45,788)
Indonesian Rupiah,
Expiring 06/24/09	IDR	1,926,818,160	160,800	182,033	21,233	—
Expiring 06/24/09	IDR	1,787,630,400	154,800	168,883	14,083	—
Japanese Yen,
Expiring 05/19/09	JPY	29,892,794	305,653	303,196	—	(2,457)
Expiring 05/20/09	JPY	16,916,451	172,973	171,583	—	(1,390)
Expiring 05/20/09	JPY	18,968,235	196,752	192,394	—	(4,358)
Expiring 05/20/09	JPY	32,426,180	336,347	328,897	—	(7,450)
Expiring 05/26/09	JPY	1,464,373,130	14,931,065	14,854,374	—	(76,691)
Expiring 05/26/09	JPY	39,030,984	399,067	395,924	—	(3,143)
Expiring 05/26/09	JPY	20,851,900	214,399	211,518	—	(2,881)
Expiring 05/26/09	JPY	29,577,930	306,832	300,034	—	(6,798)
Malaysian Ringgit,
Expiring 06/29/09	MYR	6,325,000	1,737,399	1,772,826	35,427	—
Mexican Nuevo Peso,
Expiring 05/19/09	MXN	16,355,758	1,236,738	1,180,335	—	(56,403)
Expiring 05/19/09	MXN	2,164,677	158,100	156,217	—	(1,883)
Norwegian Krone,
Expiring 05/22/09	NOK	1,409,468	210,100	214,481	4,381	—
Expiring 05/22/09	NOK	1,758,005	257,321	267,519	10,198	—
Expiring 05/22/09	NOK	1,056,485	156,949	160,767	3,818	—
New Taiwan Dollar,
Expiring 06/22/09	TWD	8,713,411	256,000	266,419	10,419	—
Expiring 12/11/09	TWD	34,334,034	1,003,626	1,061,708	58,082	—

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2009	Unrealized Appreciation	Unrealized (Depreciation)
New Zealand Dollar,
Expiring 05/20/09	NZD	793,217	$451,662	$448,152	$—	$(3,510)
Expiring 05/20/09	NZD	307,102	170,616	173,507	2,891	—
Expiring 05/20/09	NZD	277,283	158,100	156,660	—	(1,440)
New Turkish Lira,
Expiring 05/27/09	TRY	340,831	209,600	211,482	1,882	—
Peruvian Nuevo Sol,
Expiring 06/12/09	PEN	656,557	203,300	219,465	16,165	—
Expiring 06/12/09	PEN	485,387	156,400	162,249	5,849	—
Expiring 06/12/09	PEN	479,912	158,100	160,419	2,319	—
Expiring 07/02/09	PEN	781,836	263,200	261,179	—	(2,021)
Philippine Peso,
Expiring 06/11/09	PHP	10,008,459	203,300	205,918	2,618	—
Expiring 06/11/09	PHP	5,011,536	104,800	103,109	—	(1,691)
Expiring 07/08/09	PHP	9,599,085	208,449	196,976	—	(11,473)
Expiring 10/14/09	PHP	11,118,223	229,100	226,793	—	(2,307)
Polish New Zloty,
Expiring 05/22/09	PLN	262,762	77,308	78,455	1,147	—
Romanian New Lei,
Expiring 05/22/09	RON	1,352,860	414,162	422,826	8,664	—
Russian Rouble,
Expiring 02/17/10	RUB	2,759,798	71,112	78,920	7,808	—
Expiring 05/05/09	RUB	8,218,252	336,400	247,845	—	(88,555)
Expiring 05/07/09	RUB	8,043,192	335,420	242,418	—	(93,002)
Expiring 08/07/09	RUB	3,854,685	160,545	112,998	—	(47,547)
Expiring 08/07/09	RUB	3,101,984	130,714	90,933	—	(39,781)
Expiring 11/10/09	RUB	2,603,700	66,000	74,456	8,456	—
Expiring 11/10/09	RUB	3,720,819	104,800	106,402	1,602	—
Singapore Dollar,
Expiring 05/20/09	SGD	648,164	432,777	437,771	4,994	—
Expiring 05/20/09	SGD	545,991	366,800	368,763	1,963	—
South African Rand,
Expiring 05/27/09	ZAR	10,118,922	1,135,134	1,187,588	52,454	—
South Korean Won,
Expiring 06/12/09	KRW	308,101,150	203,300	240,534	37,234	—
Expiring 06/12/09	KRW	145,351,310	102,700	113,475	10,775	—
Expiring 06/12/09	KRW	208,132,800	157,200	162,489	5,289	—
Expiring 06/12/09	KRW	209,087,250	158,100	163,234	5,134	—
Expiring 08/26/09	KRW	238,251,000	159,900	186,426	26,526	—
Expiring 09/29/09	KRW	428,463,360	374,400	335,680	—	(38,720)
Expiring 10/14/09	KRW	285,984,025	213,700	224,177	10,477	—

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	27

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Purchase Contracts	Notional Amount		Value at Settlement Date Payable	Value at April 30, 2009	Unrealized Appreciation	Unrealized (Depreciation)
Expiring 11/25/09	KRW	304,180,200	$208,200	$238,554	$30,354	$—
Expiring 11/25/09	KRW	146,087,655	114,700	114,570	—	(130)
Expiring 11/25/09	KRW	221,582,325	165,700	173,776	8,076	—
Expiring 11/25/09	KRW	222,172,000	165,800	174,239	8,439	—
Swedish Krona,
Expiring 05/22/09	SEK	4,574,025	528,130	568,592	40,462	—
Expiring 05/22/09	SEK	1,325,195	156,600	164,734	8,134	—
Expiring 05/22/09	SEK	1,215,232	146,500	151,064	4,564	—
Expiring 05/22/09	SEK	2,145,128	262,000	266,659	4,659	—
Swiss Franc,
Expiring 05/22/09	CHF	6,963,301	5,955,765	6,102,934	147,169	—
Expiring 05/22/09	CHF	243,170	208,225	213,124	4,899	—
Expiring 05/22/09	CHF	267,045	231,198	234,050	2,852	—
Expiring 05/22/09	CHF	298,921	263,500	261,987	—	(1,513)
Thailand Baht,
Expiring 06/18/09	THB	8,844,240	259,590	249,757	—	(9,833)
Expiring 07/08/09	THB	5,960,718	165,300	168,024	2,724	—
Expiring 07/08/09	THB	6,020,532	168,737	169,710	973	—

			$74,199,780	$74,325,198	$1,130,202	$(1,004,784)

Sales Contracts	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2009	Unrealized Appreciation	Unrealized (Depreciation)
Argentine Peso,
Expiring 06/25/09	ARS	1,051,200	$256,234	$270,652	$—	$(14,418)
Expiring 09/23/09	ARS	1,624,609	361,225	385,625	—	(24,400)
Australian Dollar,
Expiring 05/20/09	AUD	356,709	250,900	258,872	—	(7,972)
Expiring 05/20/09	AUD	478,700	336,347	347,404	—	(11,057)
Expiring 09/14/09	AUD	639,734	503,704	461,112	42,592	—
Brazilian Real,
Expiring 07/01/09	BRL	1,753,300	1,000,000	788,565	211,435	—
Expiring 07/01/09	BRL	606,013	238,400	272,560	—	(34,160)
Expiring 07/01/09	BRL	589,325	238,400	265,055	—	(26,655)
Expiring 07/01/09	BRL	2,407,916	1,051,951	1,082,985	—	(31,034)
Expiring 07/01/09	BRL	909,229	373,400	408,935	—	(35,535)
Expiring 07/01/09	BRL	936,050	373,300	420,998	—	(47,698)
British Pound,
Expiring 05/26/09	GBP	108,220	156,665	160,090	—	(3,425)
Expiring 05/26/09	GBP	108,277	157,184	160,173	—	(2,989)
Expiring 05/26/09	GBP	179,534	262,000	265,584	—	(3,584)

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

Sales Contracts	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2009	Unrealized Appreciation	Unrealized (Depreciation)
Canadian Dollar,
Expiring 05/19/09	CAD	378,500	$305,653	$317,210	$—	$(11,557)
Chilean Peso,
Expiring 06/08/09	CLP	92,335,900	155,500	158,584	—	(3,084)
Expiring 06/08/09	CLP	97,492,410	162,000	167,440	—	(5,440)
Chinese Yuan Renminbi,
Expiring 05/21/09	CNY	3,263,296	490,500	478,844	11,656	—
Expiring 05/21/09	CNY	2,249,127	323,429	330,029	—	(6,600)
Expiring 07/20/09	CNY	3,186,646	484,300	468,831	15,469	—
Expiring 07/20/09	CNY	751,414	103,465	110,551	—	(7,086)
Expiring 08/24/09	CNY	1,865,684	269,900	274,912	—	(5,012)
Expiring 08/24/09	CNY	2,925,864	418,100	431,132	—	(13,032)
Expiring 08/24/09	CNY	5,924,928	814,423	873,050	—	(58,627)
Colombian Peso,
Expiring 06/02/09	COP	512,472,000	209,600	222,566	—	(12,966)
Expiring 06/02/09	COP	—	—	—	—	—
Expiring 06/02/09	COP	656,975,220	266,738	285,324	—	(18,586)
Expiring 06/26/09	COP	406,873,200	165,800	176,178	—	(10,378)
Expiring 09/23/09	COP	527,400,000	225,000	226,039	—	(1,039)
Expiring 09/23/09	COP	578,508,000	232,800	247,943	—	(15,143)
Expiring 11/13/09	COP	262,141,800	104,773	111,921	—	(7,148)
Czech Koruna,
Expiring 05/22/09	CZK	3,106,030	148,639	153,493	—	(4,854)
Danish Krone,
Expiring 05/20/09	DKK	1,426,929	247,381	253,331	—	(5,950)
Euro,
Expiring 05/05/09	EUR	41,652	55,176	55,108	68	—
Expiring 05/07/09	EUR	216,500	335,420	286,444	48,976	—
Expiring 05/22/09	EUR	121,000	156,251	160,083	—	(3,832)
Expiring 05/22/09	EUR	160,900	208,225	212,870	—	(4,645)
Expiring 05/22/09	EUR	120,600	156,949	159,554	—	(2,605)
Expiring 05/22/09	EUR	116,109	154,425	153,612	813	—
Expiring 05/22/09	EUR	177,400	231,198	234,700	—	(3,502)
Expiring 05/26/09	EUR	121,000	157,061	160,081	—	(3,020)
Expiring 05/26/09	EUR	235,600	306,832	311,694	—	(4,862)
Expiring 05/29/09	EUR	25,300	39,800	33,471	6,329	—
Expiring 05/29/09	EUR	87,100	128,765	115,230	13,535	—
Expiring 08/07/09	EUR	84,800	130,714	112,153	18,561	—
Expiring 02/17/10	EUR	50,900	71,112	67,309	3,803	—
Hungarian Forint,
Expiring 05/22/09	HUF	591,601,081	2,539,169	2,700,376	—	(161,207)

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	29

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Sales Contracts	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2009	Unrealized Appreciation	Unrealized (Depreciation)
Icelandic Krona,
Expiring 05/29/09	ISK	30,092,335	$196,297	$233,045	$—	$(36,748)
Indian Rupee,
Expiring 05/05/09	INR	29,531,876	585,137	589,927	—	(4,790)
Expiring 08/10/09	INR	38,758,898	751,141	767,481	—	(16,340)
Expiring 08/10/09	INR	13,996,321	277,100	277,147	—	(47)
Expiring 08/10/09	INR	18,966,120	366,000	375,556	—	(9,556)
Indonesian Rupiah,
Expiring 05/22/09	IDR	2,062,261,600	188,300	194,829	—	(6,529)
Japanese Yen,
Expiring 05/26/09	JPY	15,434,150	156,977	156,562	415	—
Expiring 05/26/09	JPY	25,403,758	261,736	257,692	4,044	—
Expiring 05/26/09	JPY	20,554,643	210,403	208,503	1,900	—
Expiring 05/26/09	JPY	10,271,946	105,400	104,197	1,203	—
Malaysian Ringgit,
Expiring 08/14/09	MYR	2,159,494	650,450	605,174	45,276	—
Expiring 08/14/09	MYR	386,754	109,500	108,384	1,116	—
Expiring 08/14/09	MYR	1,481,101	410,300	415,062	—	(4,762)
Expiring 08/14/09	MYR	883,757	241,200	247,663	—	(6,463)
Mexican Nuevo Peso,
Expiring 05/19/09	MXN	2,098,081	156,900	151,411	5,489	—
Expiring 05/19/09	MXN	2,244,444	159,000	161,973	—	(2,973)
New Taiwan Dollar,
Expiring 12/11/09	TWD	14,180,927	425,758	438,515	—	(12,757)
Expiring 12/11/09	TWD	10,791,221	317,903	333,696	—	(15,793)
Expiring 12/11/09	TWD	9,361,885	274,100	289,497	—	(15,397)
New Zealand Dollar,
Expiring 05/20/09	NZD	305,500	172,973	172,602	371	—
Expiring 05/20/09	NZD	358,500	196,752	202,546	—	(5,794)
New Turkish Lira,
Expiring 05/27/09	TRY	260,181	156,900	161,440	—	(4,540)
Expiring 05/27/09	TRY	5,240,740	3,162,521	3,251,834	—	(89,313)
Peruvian Nuevo Sol,
Expiring 07/02/09	PEN	781,836	269,135	261,179	7,956	—
Philippine Peso,
Expiring 07/08/09	PHP	9,599,085	195,700	196,976	—	(1,276)
Expiring 10/14/09	PHP	11,118,223	220,381	226,793	—	(6,412)
Polish New Zloty,
Expiring 05/22/09	PLN	528,945	154,759	157,931	—	(3,172)

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Sales Contracts	Notional Amount		Value at Settlement Date Receivable	Value at April 30, 2009	Unrealized Appreciation	Unrealized (Depreciation)
Russian Rouble,
Expiring 05/05/09	RUB	6,695,470	$269,900	$201,921	$67,979	$—
Expiring 05/05/09	RUB	1,438,930	56,875	43,369	13,506	—
Expiring 05/05/09	RUB	1,522,782	60,429	45,924	14,505	—
Expiring 05/07/09	RUB	6,604,261	265,389	199,049	66,340	—
Expiring 08/07/09	RUB	4,735,174	190,435	138,810	51,625	—
Expiring 08/07/09	RUB	2,221,495	87,186	65,122	22,064	—
Expiring 11/10/09	RUB	2,995,734	94,225	85,667	8,558	—
Singapore Dollar,
Expiring 08/06/09	SGD	165,869	110,000	112,028	—	(2,028)
South Korean Won,
Expiring 06/12/09	KRW	165,994,405	124,700	129,591	—	(4,891)
Expiring 08/26/09	KRW	238,251,000	151,079	186,426	—	(35,347)
Expiring 09/29/09	KRW	219,828,960	187,200	172,225	14,975	—
Expiring 09/29/09	KRW	208,634,400	169,257	163,455	5,802	—
Expiring 10/14/09	KRW	151,385,500	116,900	118,668	—	(1,768)
Expiring 10/14/09	KRW	134,598,525	101,240	105,509	—	(4,269)
Expiring 11/25/09	KRW	303,847,880	219,100	238,293	—	(19,193)
Expiring 11/25/09	KRW	235,568,640	165,800	184,745	—	(18,945)
Expiring 11/25/09	KRW	354,605,660	243,736	278,100	—	(34,364)
Swedish Krona,
Expiring 05/22/09	SEK	2,665,317	315,200	331,323	—	(16,123)
Expiring 05/22/09	SEK	1,343,020	154,442	166,949	—	(12,507)
Swiss Franc,
Expiring 05/22/09	CHF	244,831	210,100	214,580	—	(4,480)
Expiring 05/22/09	CHF	303,955	265,199	266,399	—	(1,200)
Expiring 05/22/09	CHF	299,350	263,141	262,363	778	—
Thailand Baht,
Expiring 06/18/09	THB	8,844,240	258,000	249,757	8,243	—
Expiring 07/08/09	THB	11,981,250	337,500	337,733	—	(233)

			$30,148,564	$30,444,294	$715,382	$(1,011,112)

Currency swap agreement outstanding as of April 30, 2009:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Citibank, NA	6/30/2009	TRY 708	19.30%	3 Month LIBOR	$84,351

(a) The Fund receives a fixed rate in New Turkish Lira and pays a floating rate in U.S. Dollar.

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	31

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Credit default swap agreements outstanding as of April 30, 2009:

Counterparty	Termination Date	Notional Amount (000)(4)	Fixed Rate	Underlying Bond	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Goldman Sachs International	3/20/2014	$350	0.70%	Duke Energy Corp., 5.65%, due 06/15/13	$(4,510)	$—	$(4,510)
Goldman Sachs International	3/20/2014	350	6.60	Simon Property Group LP, 5.25%, due 12/1/16	(39,165)	—	(39,165)
Merrill Lynch Capital Services	9/20/2016	90	1.73	Tyson Foods, Inc., 6.85%, due 04/01/16	948	—	948
JPMorgan Chase Bank	6/20/2016	350	1.50	Embarq Corp., 7.082%, due 06/01/16	(16,139)	—	(16,139)
Deutsche Bank AG	3/20/2014	250	7.05	Starwood Hotels & Resorts Holdings, Inc., 7.875%, due 5/01/12	(41,243)	—	(41,243)
Deutsche Bank AG	3/20/2018	250	3.70	American International Group, Inc., 6.25%, due 5/01/36	135,019	—	135,019

					$34,910	$—	$34,910

Counterparty	Termination Date	Implied Credit Spread at April 30, 2009(3)	Notional Amount (000)(4)	Fixed Rate	Underlying Bond	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Credit Default Swap on Corporate Issue-Sell Protection(2):
Morgan Stanley Capital Services, Inc.	6/20/2009	10.083%	$300	1.90%	Texas Competitive Electric Holdings Co., 6.235%, due 10/10/14	$(6,692)	$—	$(6,692)

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest rate swap agreements outstanding as of April 30, 2009:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
Merrill Lynch Capital Services(a)	1/20/2014	$4,000	1.973%	3 Month LIBOR	$74,095
Morgan Statnley Capital Services(a)	3/27/2014	1,435	2.385	3 Month LIBOR	9,764

					$83,859

(a)	The Fund pays the fixed rate and receives the floating rate.

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	33

Portfolio of Investments

as of April 30, 2009 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$224,334	$(107,629)
Level 1—Quoted Prices-Options Written	(293,778)	—
Level 2—Other Significant Observable Inputs	104,283,582	26,116
Level 3—Significant Unobservable Inputs	—	—

Total	$104,214,138	$(81,513)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)
Balance as of 10/31/08	—	$(3,706)
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	3,706

Balance as of 04/30/09	—	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

The industry classification of portfolio holdings, written options and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2009 was as follows:

Foreign Government Obligations	42.5%
Commercial Mortgage-Backed Securities	7.8
Non Corporate	6.3
Banking	5.4
Healthcare & Pharmaceutical	4.4
Telecommunications	3.9
Electric	2.3
Technology	2.2
Foods	1.9
United States Government Agency Securities	1.8
Pipelines & Others	1.8
Asset-Backed Securities	1.8
Non Captive Finance	1.3
Capital Goods	1.2
Insurance	1.2
Retailers	1.2
Energy—Other	1.1
Options	0.9
Airlines	0.9
Paper	0.8
Real Estate Investment Trusts	0.8
Tobacco	0.8
Energy—Integrated	0.8
Municipal Bonds	0.7
Media & Entertainment	0.6
Cable	0.6
Mortgage Backed Securities	0.5
United States Government Obligations	0.5
Chemicals	0.5
Building Materials & Construction	0.5
Metals	0.5
Consumer	0.4
Healthcare Insurance	0.4
Structured Notes	0.2
Affiliated Money Market Mutual Fund	0.2
Gaming	0.1
Railroad	0.1
Lodging	0.1
Aerospace/Defense	0.1

99.1
Written options	(0.3)
Other assets in excess of liabilities	1.2

Net Assets	100.0%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	35

Statement of Assets and Liabilities

as of April 30, 2009 (Unaudited)

Assets
Investments, at value:
Unaffiliated Investments (cost $111,706,248)	$104,283,582
Affiliated Investments (cost $224,334)	224,334
Cash	6,197
Foreign currency, at value (cost $169)	171
Unrealized appreciation on forward foreign currency contracts	1,845,584
Dividends and interest receivable	1,582,886
Receivable for investments sold	648,179
Unrealized appreciation on swaps	304,177
Prepaid expenses and other assets	21,111
Receivable for Fund shares sold	3,196
Premium for swaps purchased	137

Total assets	108,919,554

Liabilities
Unrealized depreciation on forward foreign currency contracts	2,015,896
Payable for investments purchased	614,878
Written options outstanding, at value (premiums received $249,865)	293,778
Payable for Fund shares reacquired	143,761
Accrued expenses	137,926
Unrealized depreciation on swaps	107,749
Payable to broker—variation margin	74,697
Management fee payable	55,605
Affiliated transfer agent fee payable	25,926
Distribution fee payable	24,039
Deferred directors’ fees	1,840

Total liabilities	3,496,095

Net Assets	$105,423,459

Net assets were comprised of:
Common stock, at par	$174,673
Paid-in capital in excess of par	132,634,878

132,809,551
Distributions in excess of net investment income	(257,513)
Accumulated net realized loss on investment and foreign currency transactions	(19,510,714)
Net unrealized depreciation on investments and foreign currencies	(7,617,865)

Net assets, April 30, 2009	$105,423,459

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($97,861,373 ÷ 16,212,987 shares of common stock issued and outstanding)	$6.04
Maximum sales charge (4.50% of offering price)	.28

Maximum offering price to public	$6.32

Class B
Net asset value, offering price and redemption price per share ($2,797,889 ÷ 463,950 shares of common stock issued and outstanding)	$6.03

Class C
Net asset value, offering price and redemption price per share ($3,108,630 ÷ 516,960 shares of common stock issued and outstanding)	$6.01

Class Z
Net asset value, offering price and redemption price per share ($1,655,567 ÷ 273,378 shares of common stock issued and outstanding)	$6.06

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	37

Statement of Operations

Six Months Ended April 30, 2009 (Unaudited)

Net Investment Income
Interest (net of foreign witholding taxes of $20,014)	$3,591,067
Affiliated dividend income	18,252

Total income	3,609,319

Expenses
Management fee	344,528
Distribution fee—Class A	122,371
Distribution fee—Class B	14,768
Distribution fee—Class C	12,774
Transfer agent’s fee and expenses (including affiliated expense of $34,100)	126,000
Custodian’s fees and expenses	119,000
Registration fees	29,000
Reports to shareholders	27,000
Audit fee	25,000
Legal fees and expenses	11,000
Directors’ fees	8,000
Loan interest expense (Note 7)	21
Miscellaneous	6,486

845,948
Less: expense subsidy (Note 2)	(110,022)

Net expenses	735,926

Net investment income	2,873,393

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(1,521,395)
Foreign currency transactions	(378,287)
Financial futures contracts transactions	721,244
Written options	82,917
Swap transactions	(57,266)

(1,152,787)

Net change in unrealized appreciation (depreciation) on:
Investments	6,163,202
Foreign currencies	623,698
Financial futures contracts	(617,898)
Written options	139,717
Swaps	119,977

6,428,696

Net gain on investments	5,275,909

Net Increase In Net Assets Resulting From Operations	$8,149,302

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2009	Year Ended October 31, 2008
Increase (Decrease) In Net Assets
Operations:
Net investment income	$2,873,393	$5,854,953
Net realized gain (loss) on investment and foreign currency transactions	(1,152,787)	832,630
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,428,696	(21,867,251)

Net increase (decrease) in net assets resulting from operations	8,149,302	(15,179,668)

Dividends (Note 1)
Dividends from net investment income*
Class A	(3,015,440)	(7,694,837)
Class B	(77,277)	(212,599)
Class C	(97,177)	(223,952)
Class Z	(55,106)	(142,331)

	(3,245,000)	(8,273,719)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	1,334,343	18,635,568
Net asset value of shares issued in reinvestment of dividends	2,098,385	5,282,427
Cost of shares reacquired	(9,607,474)	(24,532,394)

Net decrease in net assets from Fund share transactions	(6,174,746)	(614,399)

Total decrease	(1,270,444)	(24,067,786)

Net Assets
Beginning of period	106,693,903	130,761,689

End of period(a)	$105,423,459	$106,693,903

(a) Includes undistributed net investment income of:	$—	$114,094

*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	39

Notes to Financial Statements

(Unaudited)

Dryden Global Total Return Fund, Inc. (the “Fund”), is an open-end, non-diversified management investment company. The Fund’s investment objective is to seek total return made up of current income and capital appreciation.

The Fund seeks to achieve this objective by investing at least 65% of its total assets in income-producing debt securities issued by the U.S. and foreign corporations and governments, supranational organizations, semi-government entities or governmental agencies, authorities or instrumentalities and short-term bank debt securities or bank deposits. The Fund invests primarily in investment-grade securities denominated in U.S. dollars and in foreign currencies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: In valuing the Fund’s assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such a day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Corporate bonds, U.S. government securities and convertible debt securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on

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such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the

Dryden Global Total Return Fund, Inc.	41

Notes to Financial Statements

(Unaudited) continued

results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses resulting from valuing foreign currency denominated assets (excluding investments) and liabilities at period-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value

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caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the trade date and settlement value. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities, which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the

Dryden Global Total Return Fund, Inc.	43

Notes to Financial Statements

(Unaudited) continued

market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party.

Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period.

Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payments that a Fund as a seller of protection could be required to pay under a credit default swap agreement would be equal to the notional

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amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying /selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the fair values serve as the indicator of the current status of the payment/performance risk. Wider credits spreads and increasing fair value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Some Funds may enter into total return swaps to manage their exposure to a security, commodity or an index. In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount.

These swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. The swaps are valued daily at current fair value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Certain Funds have entered into over-the-counter derivative agreements. Such agreements include conditions which when materialized, give the counterparty the

Dryden Global Total Return Fund, Inc.	45

Notes to Financial Statements

(Unaudited) continued

right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements. As of April 30, 2009, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Risk: Forward currency contracts, written options, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Lower rated or unrated securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (an issuer’s inability to meet principal and interest payments on its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Security Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income quarterly and distributions of net realized capital and currency gains, if any, annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of

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its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .65 of 1% of the Fund’s average daily net assets up to $1 billion and .60 of 1% of such assets in excess of $1 billion. The effective management fee rate was .65 of 1% for the six months ended April 30, 2009.

PI has voluntarily agreed to reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, interest, taxes, brokerage commissions and certain extraordinary expenses) to 1.10% of the average daily net assets of the Class A, B, C, and Z shares, respectively, which for the six months ended April 30, 2009 amounted to $110,022.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Dryden Global Total Return Fund, Inc.	47

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Through February 28, 2010, PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it has received approximately $6,600 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2009. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2009, it received approximately $300, $9,200 and $700 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2009 the Fund incurred approximately $39,800 in total networking fees of which approximately $14,000 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

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Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding U.S. Government securities and short-term investments, for the six months ended April 30, 2009 aggregated $85,161,570 and $90,504,541 respectively.

Transactions in options written during the six months ended April 30, 2009, were as follows:

	Contracts	Premiums Received
Options outstanding at October 31, 2008	6,998,400	$326,148
Options written	17	14,375
Options closed	(17)	(14,375)
Options expired	(1,393,200)	(76,283)

Options outstanding at April 30, 2009	5,605,200	$249,865

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$112,727,309	$3,810,240	$(12,029,633)	$(8,219,393)

The differences between book and tax basis are primarily attributable to the deferred losses on wash sales and difference in the treatment of amortization of premiums.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2008, of approximately $18,370,800, of which $3,491,000 expires in 2009, $7,581,800 expires in 2010 $2,252,000 expires in 2014, $279,500 expires in 2015 and $4,766,500 expires in 2016. During the year ended October 31, 2008, approximately $5,073,400 of the capital loss carryforward expired unused. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain if the Fund will be able to realize the full benefit of the remaining carryforwards prior to the expiration dates.

Management has analyzed the Fund’s tax positions taken on the federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no

Dryden Global Total Return Fund, Inc.	49

Notes to Financial Statements

(Unaudited) continued

provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a CDSC of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion authorized shares of common stock at $.01 par value per share, divided equally into Class A, B, C and Z shares.

Class A	Shares	Amount
Six months ended April 30, 2009:
Shares sold	116,651	$693,000
Shares issued in reinvestment of dividends	315,434	1,904,253
Shares reacquired	(1,255,303)	(7,432,282)

Net increase (decrease) in shares outstanding before conversion	(823,218)	(4,835,029)
Shares issued upon conversion from Class B	46,854	276,553

Net increase (decrease) in shares outstanding	(776,364)	$(4,558,476)

Year ended October 31, 2008:
Shares sold	1,440,888	$9,951,088
Shares issued in reinvestment of dividends	711,008	4,791,278
Shares reacquired	(2,830,700)	(19,045,702)

Net increase (decrease) in shares outstanding before conversion	(678,804)	(4,303,336)
Shares issued upon conversion from Class B	112,019	768,285

Net increase (decrease) in shares outstanding	(566,785)	$(3,535,051)

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Class B	Shares	Amount
Six months ended April 30, 2009:
Shares sold	29,505	$178,022
Shares issued in reinvestment of dividends	10,212	61,649
Shares reacquired	(97,780)	(571,772)

Net increase (decrease) in shares outstanding before conversion	(58,063)	(332,101)
Shares reacquired upon conversion into Class A	(46,934)	(276,553)

Net increase (decrease) in shares outstanding	(104,997)	$(608,654)

Year ended October 31, 2008:
Shares sold	398,400	$2,739,772
Shares issued in reinvestment of dividends	26,920	181,099
Shares reacquired	(246,423)	(1,617,516)

Net increase (decrease) in shares outstanding before conversion	178,897	1,303,355
Shares reacquired upon conversion into Class A	(112,301)	(768,285)

Net increase (decrease) in shares outstanding	66,596	$535,070

Class C
Six months ended April 30, 2009:
Shares sold	63,393	$380,854
Shares issued in reinvestment of dividends	12,984	78,201
Shares reacquired	(204,308)	(1,218,508)

Net increase (decrease) in shares outstanding	(127,931)	$(759,453)

Year ended October 31, 2008:
Shares sold	682,597	$4,714,339
Shares issued in reinvestment of dividends	25,452	170,654
Shares reacquired	(389,625)	(2,593,083)

Net increase (decrease) in shares outstanding	318,424	$2,291,910

Class Z
Six months ended April 30, 2009:
Shares sold	13,748	$82,467
Shares issued in reinvestment of dividends	8,961	54,282
Shares reacquired	(64,662)	(384,912)

Net increase (decrease) in shares outstanding	(41,953)	$(248,163)

Year ended October 31, 2008:
Shares sold	176,548	$1,230,369
Shares issued in reinvestment of dividends	20,657	139,396
Shares reacquired	(189,986)	(1,276,093)

Net increase (decrease) in shares outstanding	7,219	$93,672

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA

Dryden Global Total Return Fund, Inc.	51

Notes to Financial Statements

(Unaudited) continued

provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .13 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 23, 2009. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund utilized the line of credit during the six months ended April 30, 2009. The average daily balance for the 3 days the Fund had loans outstanding during the period was approximately $216,000 at a weighted average interest rate of 1.15%.

Note 8. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In April 2009, the FASB issued FASB Staff Position 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”) and is effective for interim and annual periods ending after June 15, 2009. FSP 157-4 provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The FSP also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. FSP 157-4 requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

52	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

APRIL 30, 2009	SEMIANNUAL REPORT

Dryden Global Total Return Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2009(a)		Year Ended October 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.76		$7.00

Income (loss) from investment operations:
Net investment income	.16		.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.30		(1.11)

Total from investment operations	.46		(.80)

Less Dividends and Distributions
Dividends from net investment income*	(.18)		(.44)
Tax return of capital distributions	—		—

Total dividends and distributions	(.18)		(.44)

Net asset value, end of period	$6.04		$5.76

Total Return(c):	8.07%		(12.19)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$97,861		$97,894
Average net assets (000)	$98,706		$119,545
Ratios to average net assets(h):
Expenses, including distribution and service (12b-1) fees(d)	1.36	%(e)(f)	1.36	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.11	%(e)(f)	1.11	%(e)
Net investment income	5.45	%(e)(f)	4.55	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	84	%(g)	292%

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commissions and certain extraordinary expenses) to 1.35% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.44%, 1.19% and 1.63%, respectively, for the year ended December 31, 2004, 1.42%, 1.17%, and 2.23%, respectively, for the year ended December 31, 2005, 1.42%, 1.17% and 2.81%, respectively, for the year ended December 31, 2006, 1.37%, 1.12% and 3.62%, respectively, for the ten-month period ended October 31, 2007, 1.44%, 1.19% and 4.47%, respectively, for the year ended October 31, 2008 and 1.57%, 1.32%, and 5.25%, respectively, for the six months ended April 30, 2009.
(f)	Annualized.
(g)	Not annualized.
(h)	Does not include expenses of the underlying portfolios in which the Fund invests.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

54	Visit our website at www.jennisondryden.com

Class A
Ten Months Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)		2005(a)		2004(a)		2003(a)
		`
$6.69		$6.51		$7.55		$7.51		$7.17

.20		.19		.16		.12		.11
.32		.16		(.74)		.53		.82

.52		.35		(.58)		.65		.93

(.21)		(.17)		(.40)		(.61)		(.59)
—		—		(.06)		—		—

(.21)		(.17)		(.46)		(.61)		(.59)

$7.00		$6.69		$6.51		$7.55		$7.51

7.81%		5.66%		(7.94)%		9.42%		13.44%

$122,811		$131,477		$151,399		$189,719		$198,688
$123,600		$139,865		$169,867		$185,333		$206,127

1.36	%(e)(f)	1.36	%(e)	1.35	%(e)	1.35	%(e)	1.43%
1.11	%(e)(f)	1.11	%(e)	1.10	%(e)	1.10	%(e)	1.18%
3.63	%(e)(f)	2.87	%(e)	2.30	%(e)	1.74	%(e)	1.52%

234	%(g)	233%		307%		312%		251%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	55

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2009(a)		Year Ended October 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.76		$6.98

Income (loss) from investment operations:
Net investment income	.14		.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.29		(1.10)

Total from investment operations	.43		(.84)

Less Dividends and Distributions
Dividends from net investment income*	(.16)		(.38)
Tax return of capital distributions	—		—

Total dividends and distributions	(.16)		(.38)

Net asset value, end of period	$6.03		$5.76

Total Return(c):	7.49%		(12.67)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,798		$3,275
Average net assets (000)	$2,978		$3,957
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	2.11	%(d)(e)	2.11	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.11	%(d)(e)	1.11	%(d)
Net investment income	4.71	%(d)(e)	3.80	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
Total returns for periods less than one full year are not annualized.
(d)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commissions and certain extraordinary expenses) to 2.10% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 2.19%, 1.19% and .90%, respectively, for the year ended December 31, 2004, 2.17%, 1.17%, and 1.47%, respectively, for the year ended December 31, 2005, 2.17%, 1.17% and 2.03%, respectively, for the year ended December 31, 2006, 2.12%, 1.12% and 2.86%, respectively, for the ten-month period ended October 31, 2007, and 2.19%, 1.19% and 3.72%, respectively, for the year ended October 31, 2008 and 2.32%, 1.32%, 4.50%, respectively for the six months ended April 30, 2009.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

56	Visit our website at www.jennisondryden.com

Class B
Ten Months Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)		2005(a)		2004(a)		2003(a)

$6.69		$6.51		$7.56		$7.53		$7.18

.16		.14		.11		.07		.05
.30		.17		(.74)		.52		.84

.46		.31		(.63)		.59		.89

(.17)		(.13)		(.36)		(.56)		(.54)
—		—		(.06)		—		—

(.17)		(.13)		(.42)		(.56)		(.54)

$6.98		$6.69		$6.51		$7.56		$7.53

7.06%		4.90%		(8.60)%		8.44%		12.72%

$3,508		$3,874		$5,513		$7,759		$8,602
$3,627		$4,726		$6,792		$7,854		$8,172

2.11	%(d)(e)	2.11	%(d)	2.10	%(d)	2.10	%(d)	2.18%
1.11	%(d)(e)	1.11	%(d)	1.10	%(d)	1.10	%(d)	1.18%
2.86	%(d)(e)	2.09	%(d)	1.54	%(d)	.99	%(d)	.77%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	57

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2009(a)		Year Ended October 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.74		$6.97

Income (loss) from investment operations:
Net investment income	.15		.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.29		(1.10)

Total from investment operations	.44		(.82)

Less Dividends and Distributions
Dividends from net investment income*	(.17)		(.41)
Tax return of capital distributions	—		—

Total dividends and distributions	(.17)		(.41)

Net asset value, end of period	$6.01		$5.74

Total Return(c):	7.67%		(12.51)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,109		$3,702
Average net assets (000)	$3,435		$3,974
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees(d)	1.86	%(e)(f)	1.86	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.11	%(e)(f)	1.11	%(e)
Net investment income	4.96	%(e)(f)	4.07	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(e)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commissions and certain extraordinary expenses) to 1.85% of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.94%, 1.19% and 1.00%, respectively, for the year ended December 31, 2004, 1.92%, 1.17%, and 1.73%, respectively, for the year ended December 31, 2005, 1.93%, 1.18% and 2.27%, respectively, for the year ended December 31, 2006, 1.87%, 1.12% and 3.32%, respectively, for the ten-month period ended October 31, 2007, 1.94%, 1.19% and 3.99%, respectively, for the year ended October 31, 2008 and 2.07%, 1.32%, 4.75%, respectively, for the six months ended April 30, 2009.
(f)	Annualized.
(g)	Does not include expenses of the underlying portfolios in which the Fund invests.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

58	Visit our website at www.jennisondryden.com

Class C
Ten Months Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)		2005(a)		2004(a)		2003(a)

$6.68		$6.50		$7.55		$7.51		$7.17

.17		.16		.13		.08		.07
.31		.17		(.75)		.54		.83

.48		.33		(.62)		.62		.90

(.19)		(.15)		(.37)		(.58)		(0.56)
—		—		(.06)		—		—

(.19)		(.15)		(.43)		(.58)		(0.56)

$6.97		$6.68		$6.50		$7.55		$7.51

7.29%		5.11%		(8.43)%		8.87%		12.88%

$2,277		$1,056		$1,161		$1,433		$904
$1,279		$1,470		$1,311		$1,049		$815

1.86	%(e)(f)	1.86	%(e)	1.85	%(e)	1.85	%(e)	1.93%
1.11	%(e)(f)	1.11	%(e)	1.10	%(e)	1.10	%(e)	1.18%
3.17	%(e)(f)	2.34	%(e)	1.80	%(e)	1.09	%(e)	1.01%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	59

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2009(a)		Year Ended October 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$5.78		$7.02

Income (loss) from investment operations:
Net investment income	.17		.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.30		(1.10)

Total from investment operations	.47		(.78)

Less Dividends and Distributions
Dividends from net investment income*	(.19)		(.46)
Tax return of capital distributions	—		—

Total dividends and distributions	(.19)		(.46)

Net asset value, end of period	$6.06		$5.78

Total Return(c):	8.17%		(11.90)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,656		$1,823
Average net assets (000)	$1,767		$2,147
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.11	%(d)(e)	1.11	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.11	%(d)(e)	1.11	%(d)
Net investment income	5.70	%(d)(e)	4.78	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
Total returns for periods less than one full year are not annualized.
(d)	As of June 1, 2004, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commissions and certain extraordinary expenses) to 1.10% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment income ratios would be 1.19%, 1.19% and 1.86%, respectively, for the year ended December 31, 2004, 1.17%, 1.17%, and 2.48%, respectively, for the year ended December 31, 2005, 1.17%, 1.17% and 3.00%, respectively, for the year ended December 31, 2006, 1.12%, 1.12% and 3.85%, respectively, for the ten-month period ended October 31, 2007, 1.19%, 1.19% and 4.70%, respectively, for the year ended October 31, 2008 and 1.32%, 1.32%, 5.50%, respectively, for the six months ended April 30, 2009.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.
*	Dividends from net investment income include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

60	Visit our website at www.jennisondryden.com

Class Z
Ten Months Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)		2005(a)		2004(a)		2003(a)

$6.72		$6.53		$7.56		$7.52		$7.18

.21		.20		.18		.14		.13
.31		.17		(.74)		.53		.82

.52		.37		(.56)		.67		.95

(.22)		(.18)		(.41)		(.63)		(.61)
—		—		(.06)		—		—

(.22)		(.18)		(.47)		(.63)		(.61)

$7.02		$6.72		$6.53		$7.56		$7.52

7.99%		5.84%		(7.62)%		9.68%		13.71%

$2,163		$2,160		$4,415		$5,386		$4,938
$2,053		$3,212		$4,901		$4,953		$4,935

1.11	%(d)(e)	1.11	%(d)	1.10	%(d)	1.10	%(d)	1.18%
1.11	%(d)(e)	1.11	%(d)	1.10	%(d)	1.10	%(d)	1.18%
3.86	%(d)(e)	3.06	%(d)	2.55	%(d)	1.95	%(d)	1.77%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.	61

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Scott Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Global Total Return Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Global Total Return Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	GTRAX	PBTRX	PCTRX	PZTRX
CUSIP	26243L105	26243L204	26243L303	26243L402

MF169E2    0154138-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	June 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	June 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	June 22, 2009

*	Print the name and title of each signing officer under his or her signature.